Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31, 2024	June 30, 2025
	RM	RM	US$
Trade receivables
- Third parties	18,131,208	59,168,979	14,045,382
- Related parties	-	-	-
	18,131,208	59,168,979	14,045,382
Less: Provision for allowance for expected credit losses - trade receivables	(2,097,071)	(5,208,431)	(1,236,364)
	16,034,137	53,960,548	12,809,018

Other receivables	71,482,014	51,213,736	12,156,986
Less: Provision for allowance for expected credit losses - other receivables	(1,637,988)	(1,022,279)	(242,666)
	69,844,026	50,191,457	11,914,320

Deposits	749,474	13,469,485	3,197,352
Prepayments	47,525,380	37,481,868	8,897,350
	118,118,880	101,142,810	24,009,022
Total trade and other receivables	134,153,017	155,103,358	36,818,040

Movement in provision for allowance for expected credit losses on trade receivables is as follows:

At beginning of the year	2,518,122	2,097,071	469,101
Additions	2,458,381	3,377,614	801,769
Write off/Reversal	(2,891,410)	-	-
Currency realignment	11,978	(266,254)	(34,506)
At end of the year	2,097,071	5,208,431	1,236,364

Movement in provision for allowance for expected credit losses on other receivables is as follows:

At beginning of the year	-	1,637,988	366,408
Additions	1,651,127	-	-
Reversal		(625,137)	(148,393)
Currency realignment	(13,139)	9,428	24,651
At end of the year	1,637,988	1,022,279	242,666

The average credit period for services rendered is 30 days (2024: 30days). No interest is charged on the outstanding balances.

	December 31, 2024	June 30, 2025
	RM	RM	US$
Not past due	10,264	15,000	3,561
Past due	18,120,944	59,153,979	14,041,821
Less: Allowance for expected credit losses	(2,097,071)	(5,208,431)	(1,236,364)
	16,034,137	53,960,548	12,809,018

Schedule of Aging of Receivables that are Past Due the Average Credit Period	Aging of receivables that are past due the average credit period:
	December 31, 2024	June 30, 2025
	RM	RM	US$
< 30 days	3,687,161	16,086,028	3,818,460
31 days to 60 days	454,020	1,316,304	312,461
61 days to 210 days	6,244,299	20,131,630	4,778,795
211 days to 240 days	3,540,879	37,914	9,000
241 days to < 1 year	4,194,585	21,582,103	5,123,105
Total	18,120,944	59,153,979	14,041,821

Schedule of Provision Matrix Trade Receivables

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2024	-	135,192	54,898	953,938	670,538	282,505	2,097,071
Lifetime ECL – June 30, 2025	-	298,136	26,737	1,253,628	2,471	3,627,459	5,208,431